CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Equity attributable to owners of parent	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning Balance, Stated capital at Dec. 31, 2018	$ 1,332,075	$ 4,518,502	$ (2,089,904)	$ (1,096,523)		$ 1,332,075
Issue of shares	12,368	12,368				12,368
Share-based payment expense	504,331			504,331		504,331
Total transactions with owners of the Company	516,699	12,368		504,331		516,699
Profit (loss)	(423,492)		(423,492)			(423,492)
Other comprehensive income/(loss)	5,037			5,037		5,037
Total comprehensive income/(loss) for the year	(418,455)		(423,492)	5,037		(418,455)
Ending Balance, Stated capital at Dec. 31, 2019	1,430,319	4,530,870	(2,513,396)	(587,155)		1,430,319
NCI arising on business combination					$ 14,927	14,927
Share-based payment expense	7,216			7,216		7,216
Total transactions with owners of the Company	7,216			7,216	14,927	22,143
Profit (loss)	(321,994)		(321,994)		(688)	(322,682)
Other comprehensive income/(loss)	94,434			94,434	(23)	94,411
Total comprehensive income/(loss) for the year	(227,560)		(321,994)	94,434	(711)	(228,271)
Ending Balance, Stated capital at Dec. 31, 2020	1,209,975	4,530,870	(2,835,390)	(485,505)	14,216	1,224,191
NCI arising on business combination					132,407	132,407
Issue of shares	349,846	349,846				349,846
Options converted to shares		342,768		(342,768)
Share-based payment expense	13,003			13,003		13,003
Other reclassifications related to share based payment	(4,067)		1,017	(5,084)		(4,067)
Total transactions with owners of the Company	358,782	692,614	1,017	(334,849)	132,407	491,189
Profit (loss)	(25,832)		(25,832)		(289)	(26,121)
Other comprehensive income/(loss)	40,082			40,082	(3,381)	36,701
Total comprehensive income/(loss) for the year	14,250		(25,832)	40,082	(3,670)	10,580
Ending Balance, Stated capital at Dec. 31, 2021	$ 1,583,007	$ 5,223,484	$ (2,860,205)	$ (780,272)	$ 142,953	$ 1,725,960